Income Taxes - (Loss) Income Before Income Tax Expense by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ (338,942)	$ (84,113)	$ (65,940)
Foreign	126	162	280
Loss before income tax expense	$ (338,816)	$ (83,951)	$ (65,660)